PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
PRINCIPAL ACCOUNTING POLICIES
Schedule of estimated useful lives

Leasehold improvements	Shorter of respective lease term or estimated useful life

Computer and equipment	26 months to 4 years

Software	5 years

Office furniture and fixtures	3 years

Motor vehicles	5 years

Office buildings	10 to 20 years